Cover	Nov. 10, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Autolus Therapeutics plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-38547
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	The Mediaworks
Entity Address, Address Line Two	191 Wood Lane
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W12 7FP
Entity Address, Country	GB
City Area Code	(44) 20
Local Phone Number	3829 6230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001730463
Amendment Flag	false
American Depositary Shares, each representing one ordinary share, nominal value $0.000042 per share
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value $0.000042 per share
Trading Symbol	AUTL
Security Exchange Name	NASDAQ
Ordinary shares, nominal value $0.000042 per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value $0.000042 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ